Reconciliations of Liabilities Arising from Financing Activities - Summary of Repayment Liabilities Arising from Financing Activities (Detail) - MYR (RM)	Dec. 31, 2022	Dec. 31, 2021
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities	RM 1,837,832	RM 1,210,992
Within one year [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities	1,105,750	788,908
2023 [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities	453,672	127,658
2024 [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities	203,679	117,300
2025 [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities	74,731	117,300
2026 [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities		59,826
Bank Borrowings [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities	443,174	542,384
Bank Borrowings [Member] | Within one year [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities	133,843	120,300
Bank Borrowings [Member] | 2023 [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities	117,300	127,658
Bank Borrowings [Member] | 2024 [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities	117,300	117,300
Bank Borrowings [Member] | 2025 [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities	74,731	117,300
Bank Borrowings [Member] | 2026 [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities		59,826
Lease liabilities [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities	744,959
Lease liabilities [member] | Within one year [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities	322,208
Lease liabilities [member] | 2023 [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities	336,372
Lease liabilities [member] | 2024 [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities	86,379
Other Borrowings [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities	649,699	668,608
Other Borrowings [Member] | Within one year [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities	RM 649,699	RM 668,608